SUBSIDIARY PUBLIC ISSUERS - Schedule of Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 7,806		$ 8,835
Long-term assets	90,795		85,974
Current liabilities	17,699		14,565
Long-term liabilities	47,575		43,788
Equity	33,327	$ 33,614	36,456	$ 27,981	$ 29,373	$ 29,979
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	29,365		32,218
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	23,627		26,168
Equity	23,627	23,717	26,168	18,099	18,669	18,863
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,280		2,457
Equity	2,280	2,346	2,457	2,330	2,529	2,684
BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,106		2,269
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	568		537
Equity	568	537	537	565	570	583
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	737		737
Equity	737	$ 737	737	$ 738	$ 738	$ 592
Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	634		634
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	45		41
Long-term assets	4,003		4,282
Current liabilities	86		80
Long-term liabilities	0		0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0		0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0		0
Brookfield Renewable | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	634		634
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	390		369
Long-term assets	240		227
Current liabilities	9		8
Long-term liabilities	0		0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	568		537
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0		0
BRP Equity | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	0		0
Canadian Finco
Disclosure of subsidiaries [line items]
Current assets	3,614		3,193
Long-term assets	1		1
Current liabilities	61		322
Long-term liabilities	3,525		2,853
Canadian Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0		0
Canadian Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0		0
Canadian Finco | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	0		0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	1,379		429
Long-term assets	40,765		41,568
Current liabilities	8,505		7,257
Long-term liabilities	508		352
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,280		2,457
Subsidiary Credit Supporters | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0		0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	737		737
Subsidiary Credit Supporters | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	639		639
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	7,796		8,836
Long-term assets	90,692		85,893
Current liabilities	16,548		13,619
Long-term liabilities	43,839		40,583
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	23,627		26,168
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Other Subsidiaries | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,106		2,269
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0		0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0		0
Other Subsidiaries | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	0		0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(5,418)		(4,033)
Long-term assets	(44,906)		(45,997)
Current liabilities	(7,510)		(6,721)
Long-term liabilities	(297)		0
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0		0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0
Consolidating adjustments | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	$ (639)		$ (639)